Summary of Significant Accounting Policies (Details) - Schedule of Foreign Currency Exchange Translation	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Foreign Currency Exchange Translation [Abstract]
Year-end spot rate	US$1=C$ 1.3535	US$1=C$ 1.3752
Average rate	US$1=C$ 1.3486	US$1=C$ 1.2842*	[1]

[1]	For period from January 15, 2022, acquisition date, to September 30, 2022